CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income	$ 81,480	$ 287,118	$ 178,584
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	23,390	23,962	36,333
Impairment of goodwill and intangible assets	1,711	24,145	78,672
Non-cash income taxes	49,536	(135,359)	(42,714)
Stock-based compensation	9,959	13,231	20,133
Amortization of debt discount, premium and issuance costs	14,294	13,644	12,513
Loss on disposals and impairments of assets	725	345	10,078
(Gain) loss on investments in other companies, net	(572)	1,321	(2,708)
Gain on conversion of debt	(172)
Decrease in accounts receivable, net	16	10,009	10,929
(Increase) decrease in prepaid expenses and other assets	1,490	8,193	(4,535)
Decrease in accounts payable and accrued and other liabilities	(25,175)	(29,839)	(54,632)
Decrease in deferred revenue	(2,233)	(8,148)	(12,041)
Net cash provided by operating activities	154,449	208,622	230,612
Cash flows from investing activities:
Purchase of business, net of cash acquired	(192,252)
Purchases of property and equipment	(24,025)	(13,119)	(5,681)
Purchases of investments in marketable securities	(362,127)	(56,702)	(53,027)
Sales and maturities of investments in marketable securities	132,592	24,259	109,929
Payments to settle precombination stock awards	(9,062)
Purchases of subscriber bases			(1,232)
Proceeds received from investments in other companies	1,618	8,441	57,070
Other	(937)		65
Net cash provided by (used in) investing activities	(454,193)	(37,121)	107,124
Cash flows from financing activities:
Repurchases of common stock	(851)	(22,340)	(31,856)
Payment of dividends	(67,474)	(30,006)
Proceeds from exercises of stock options	2,829	5,312	8,139
Principal payments under capital lease obligations	(35)	(36)	(2,707)
Other financing activities	(2,768)		1,425
Net cash used in financing activities	(68,299)	(47,070)	(24,999)
Net increase (decrease) in cash and cash equivalents	(368,043)	124,431	312,737
Cash and cash equivalents, beginning of year	610,995	486,564	173,827
Cash and cash equivalents, end of year	$ 242,952	$ 610,995	$ 486,564